Current and deferred income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current And Deferred Income Tax
(Loss) income before income tax	$ (71,851)	$ (296,084)	$ 227,971
Luxembourg statutory income tax rate	24.94%	24.94%	24.94%
Expected income tax benefit (expense) at statutory rate	$ 17,920	$ 73,843	$ (56,856)
ICMS tax incentives permanent difference		10,995	19,277
Tax effects of translation of non-monetary assets/liabilities to functional currency	(1,323)	13,686	6,279
Withholding tax on dividends paid by subsidiaries			(5,263)
Impairment loss of goodwill		(12,585)	(18,247)
Special mining levy and special mining tax	(7,868)	(5,366)	(13,321)
Difference in tax rate of subsidiaries outside Luxembourg	12,591	24,665	(10,373)
Tax voluntary disclosure – VAT matters (i)	(2,403)	(29,548)
Unrecognized deferred tax on net operating losses (ii)	(25,515)	(52,091)	(66,069)
Adjustment to uncertain income tax (iii)	(94,764)	(5,194)	(3,866)
Other permanent tax differences	(14,194)	(14,131)	(2,544)
Income tax (expense) benefit	(115,556)	4,274	(150,983)
Current	(205,674)	(80,935)	(150,735)
Deferred	90,118	85,209	(248)
Income tax (expense) benefit	$ (115,556)	$ 4,274	$ (150,983)